Capital	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Capital
Note 24: Capital
The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2018	501,493,187	3,333	110	1,905	5,348
Shares issued under DRIP	361,470	23	-	-	23
Stock compensation plans (1)	3,074,176	178	-	(104)	74
Repurchases of common shares (2)	(7,469,287)	(68)	-	-	(68)
Balance, December 31, 2019	497,459,546	3,466	110	1,801	5,377
Shares issued under DRIP	313,879	23	-	-	23
Stock compensation plans (1)	1,896,489	136	-	(62)	74
Repurchases of common shares (2)	(2,552,386)	(16)	-	-	(16)
Balance, December 31, 2020	497,117,528	3,609	110	1,739	5,458
(1) Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans. Additionally, in 2020, the Company amended its non-employee director compensation plan such that the directors no longer control the decision as to whether DSUs earned as part of their compensation are settled in cash or common shares. As a result, director DSUs are now classified as equity settled and $27 million was reclassified to “Contributed surplus” from “Provisions and other non-current liabilities” on the consolidated statement of financial position.
(2) Stated capital was reduced ($18) million and ($20) million at December 31, 2020 and 2019, respectively, related to the Company’s pre-defined
share repurchase plan. See share repurchases below.
Common shares of the Company have no par value and the authorized common share capital is an unlimited number of shares.

Dividends
Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its dividend reinvestment plan (“DRIP”). Details of dividends declared per common share and dividends paid on common shares are as follows:

	Year ended December 31,

	2020	2019
Dividends declared per common share	$1.52	$1.44
Dividends declared	753	721
Dividends reinvested	(23)	(23)
Dividends paid	730	698
Registered holders of common shares may participate in the DRIP, under which cash dividends are automatically reinvested in new common shares. Common shares are valued at the weighted-average price at which the shares traded on the TSX during the five trading days immediately preceding the record date for the dividend.
Share Repurchases – Normal Course Issuer Bid (“NCIB”)
The Company may buy back shares (and subsequently cancel them) from time to time as part of its capital strategy. Share repurchases are typically executed under a NCIB. Under the current NCIB, the Company may repurchase up to 5 million common shares between January 4, 2021 and January 3, 2022 in open market transactions on the TSX, the NYSE and/or other exchanges and alternative trading systems, if eligible, or by such other means as may be permitted by the TSX and/or NYSE or under applicable law, including private agreement purchases if the Company receives an issuer bid exemption order from applicable securities regulatory authorities in Canada for such purchases. The price that the Company will pay for shares in open market transactions under the NCIB will be the market price at the time of purchases or such other price as may be permitted by TSX.
Details of share repurchases were as follows:

	Year ended December 31,

	2020	2019
Share repurchases (millions of U.S. dollars)	200	488
Shares repurchased (number in millions)	2.6	7.8
Share repurchases – average price per share in U.S. dollars	$78.37	$62.33
In February 2020, the Company completed the repurchase of $200 million of its common shares under a buyback program announced in October 2019. Decisions regarding any future repurchases will depend on factors such as market conditions, share price, and other opportunities to invest capital for growth. The Company may elect to suspend or discontinue its share repurchases at any time, in accordance with applicable laws. From time to time when the Company does not possess material nonpublic information about itself or its securities, it may enter into a pre-defined
plan with its broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to its own internal trading blackout periods, insider trading rules or otherwise. Any such plans entered with the Company’s broker will be adopted in accordance with applicable Canadian securities laws and the requirements of Rule
10b5-1
under the U.S. Securities Exchange Act of 1934, as amended. The Company entered such a plan with its broker on December 29, 2020. As a result, the Company recorded a $200 million liability in “Other financial liabilities” within current liabilities at December 31, 2020 with a corresponding amount recorded in equity in the consolidated statement of financial position (2019 – $200 million). In February 2021, the Company completed the repurchase of $200 million of its common shares under its NCIB, which began in January 2021.

Series II, Cumulative Redeemable Preference Shares
The authorized preference share capital of the Company is an unlimited number of preference shares without par value. The directors are authorized to issue preference shares without par value in one or more series, and to determine the number of shares in, and terms attaching to, each such series. As of December 31, 2020 and 2019, 6,000,000 Series II, cumulative redeemable preference shares were authorized, issued and outstanding. The Series II preference shares are non-voting
and are redeemable at the option of the Company for C$25.00 per share, together with accrued dividends. Dividends are payable quarterly at an annual rate of 70% of the Canadian bank prime rate applied to the stated capital of such shares.